REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Gain on sale of vessels	$ 5,929	$ 112,079	$ 21,959
Gain on pool arrangements	0	0	1,683
Gain on settlement of claims	0	0	397
Other gains	140	42	41
Total	$ 6,069	$ 112,121	$ 24,080